Advances to suppliers, net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Advances to suppliers net
Advances for raw materials purchase	$ 39,098,283	$ 18,524,038
Less: allowance for doubtful accounts	(54,217)	(261,518)
Total	$ 39,044,834	$ 18,262,520